Mergers and acquisitions	12 Months Ended
Dec. 31, 2021
Mergers And Acquisitions
Mergers and acquisitions

5.	Mergers and acquisitions

(i)	Vedatis SPA

As described in Note 1, on May 1, 2021, the Company completed the acquisition of Vedatis. Based in Lyon, France, Vedatis owns the web property Icy Veins. Pursuant to the terms of the Vedatis SPA, the Company acquired all of the outstanding common shares of Vedatis in exchange for i) a cash payment of Euro €3,500,000, subject to a Euro €100,000 target working capital adjustment, which was paid on April 28, 2021, (ii) the issuance of Euro €1,500,000 of common shares of the Company, for which 226,563 common shares were issued on May 4, 2021, (iii) a cash payment of Euro €1,250,000 on the first anniversary of closing which was paid to escrow on June 23, 2021, (iv) a payment of Euro €750,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, and (v) an earn-out payment based on the performance of Vedatis.

The earn-out payment, subject to certain conditions, is equal to the sum of earnings before interest, taxes, depreciation and amortization for the best four consecutive quarters of the existing Vedatis business at the time of closing excluding new business generated or enhanced by the Company. The earn-out period is for four years following May 1, 2021. The Company has, at its option, the ability to settle the earn-out payment half in cash and half in common shares. The earn-out payment is to be paid no later than 60 days from the completion of the earn-out period.

Following the acquisition, the Company controls Vedatis and for accounting purposes the Company is deemed the acquirer. The Vedatis SPA is accounted for in accordance with IFRS 3 as the operations of Vedatis constitute a business. As a result, the business combination is accounted for using the acquisition method of accounting and Vedatis’ identifiable net assets acquired are recognized at their fair value.

The Vedatis SPA has been accounted for at the fair value of the consideration provided to Vedatis, consisting of cash, common shares, the deferred payment liability and the settlement of a pre-existing relationship. The Company’s deferred payment liability to the former shareholders of Vedatis is carried at fair value. Management uses current and historical operational results, estimates and probabilities of future earnings and discounted cash flows to estimate the earn-out payment, see Note 17.

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$156,168
Trade and other receivables	72,915
Property and equipment	2,097
Intangible assets	3,511,000
Goodwill	9,372,025
Accounts payable and accrued liabilities	(599,981)
Contract liabilities	(45,391)
Income tax payable	(233,829)
Deferred tax liability	(878,284)
$11,356,720

Purchase price
Consideration
Cash (a)	$7,006,067
Fair value of 226,563 common shares issued at $10.48 per share (b)	2,374,380
Deferred payment liability (c)	2,649,930
Settlement of pre-existing relationship (d)	(673,657)
$11,356,720

a.	Cash consists of the $7,130,507 (Euro €4,750,000) paid less a working capital recovery of $124,440.

b.	The fair value per share was measured to be $10.48 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The fair value of the deferred payment liability is the present value of the payment of $1,109,850 (Euro €750,000) due on the first anniversary of closing and the present value of estimated earn-out payable to the former shareholders of Vedatis of $1,920,745 (Euro €1,297,976), see note 17.

d.	The settlement of a pre-existing relationship consists of accounts payable due by the Company to Vedatis with a fair value of $673,657 which was effectively settled on the date of acquisition.

Trade receivables have been reflected at fair value which represent gross contractual amounts receivable. Goodwill represents intangible assets that cannot be measured directly such as brand name, subscriber relationships and website content, and synergies expected to be achieved from integrating Vedatis into the Company’s existing business. Goodwill is not expected to be deductible for tax purposes.

(ii)	Tabwire EPA

As described in Note 1, on June 21, 2021, the Company, through its wholly-owned subsidiary, Media US, completed the acquisition of Tabwire. Based in Chicago, Illinois, Tabwire is a technology company that gives gamers the ability to login directly to view their game data in real time. Pursuant to the term of the Tabwire EPA, the Company acquired all of the outstanding membership interests of Tabwire in exchange for i) a cash payment of USD $5,000,000, subject to an accounts receivable adjustment, which was paid on June 23, 2021, and (ii) the issuance of USD $6,000,000 of common shares of the Company, for which 790,094 common shares were issued on June 21, 2021.

Following the acquisition, the Company controls Tabwire and for accounting purposes the Company is deemed the acquirer. The Tabwire EPA is accounted for in accordance with IFRS 3 as the operations of Tabwire constitute a business. As a result, the business combination is accounted for using the acquisition method of accounting and Tabwire’s identifiable net assets acquired are recognized at their fair value.

The Tabwire EPA has been accounted for at the fair value of the consideration provided to Tabwire, consisting of cash, common shares and the settlement of a pre-existing relationship.

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$6,506
Trade and other receivables	76,647
Intangible assets	3,304,000
Goodwill	9,013,287
Accounts payable and accrued liabilities	(6,097)
Contract liabilities	(2,388)
Deferred tax liability	(941,970)
$11,449,985

Purchase price
Consideration
Cash (a)	$6,262,616
Fair value of 790,094 common shares issued at $6.63 per share (b)	5,238,323
Settlement of pre-existing relationship (c)	(50,954)
$11,449,985

a.	Cash consists of the $6,143,500 (USD $5,000,000) paid and the accounts receivable adjustment payable of $119,116.

b.	The fair value per share was measured to be $6.63 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The settlement of a pre-existing relationship consists of accounts payable due by the Company to Tabwire with a fair value of $50,954 which was effectively settled on the date of acquisition.

Trade receivables have been reflected at fair value which represent gross contractual amounts receivable. Goodwill represents intangible assets that cannot be measured directly such as brand name, subscriber relationships and developed technology, and synergies expected to be achieved from integrating Vedatis into the Company’s existing business. Goodwill is not expected to be deductible for tax purposes.

(iii)	GameKnot EPA

As described in Note 1, on August 30, 2021, the Company, through its wholly-owned subsidiary, Media US, completed the acquisition of GameKnot. Based in Sausalito, California, GameKnot owns the web property GameKnot. Pursuant to the terms of the GameKnot EPA, the Company acquired all of the outstanding membership interest of GameKnot in exchange for i) a cash payment of USD $1,500,000 which was paid on August 30, 2021, (ii) the issuance of USD $750,000 of common shares of the Company, for which 165,425 common shares were issued on August 30, 2021 (iii) a payment of USD $500,000 on the six-month anniversary of closing which may be paid in cash or common shares at the option of the Company.

Following the acquisition, the Company controls GameKnot and for accounting purposes the Company is deemed the acquirer. The GameKnot EPA is accounted for in accordance with IFRS 3 as the operations of GameKnot constitute a business. As a result, the business combination is accounted for using the acquisition method of accounting and GameKnot’s identifiable net assets acquired are recognized at their fair value.

The GameKnot EPA has been accounted for at the fair value of the consideration provided to GameKnot, consisting of cash, common shares and the deferred payment liability. The Company’s deferred payment liability to the former owner of GameKnot is carried at fair value.

Notes to the Consolidated Financial Statements

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$9,513
Trade and other receivables	19,119
Investments	6,317
Intangible assets	601,000
Goodwill	3,111,023
Accounts payable and accrued liabilities	(8,077)
Contract liabilities	(145,739)
Deferred tax liability	(168,160)
$3,424,996

Purchase price
Consideration
Cash (a)	$1,890,450
Fair value of 165,425 common shares issued at $5.57 per share (b)	921,417
Deferred payment liability (c)	613,129
$3,424,996

a.	Cash consists of the $1,890,450 (USD $1,500,000) consideration paid on acquisition.

b.	The fair value per share was measured to be $5.57 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The fair value of the deferred payment liability is the present value of the payment of $631,750 (USD $500,000) due on the six-month anniversary of closing, see Note 17.

Trade receivables have been reflected at fair value which represent gross contractual amounts receivable. Goodwill represents intangible assets that cannot be measured directly such as brand name and subscriber relationships, and synergies expected to be achieved from integrating GameKnot into the Company’s existing business. Goodwill is not expected to be deductible for tax purposes.

(iv)	Addicting Games SPA

As described in Note 1, on September 3, 2021, the Company, through its wholly-owned subsidiary, Media US, completed the acquisition of Addicting Games. Based in Los Angeles, California, Addicting Games is an innovator in casual gaming with a portfolio of casual games for desktop and mobile devices. Pursuant to the terms of the Addicting Games SPA, the Company acquired all of the outstanding common shares of Addicting Games in exchange for i) a cash payment of USD $10,000,000, subject to a working capital adjustment and other adjustments, of which USD $10,090,533 was paid in September (inclusive of estimated working capital and other adjustments), (ii) the issuance of USD $12,000,000 of common shares of the Company, for which 2,661,164 common shares were issued on September 3, 2021, (iii) a cash payment of USD $7,000,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, and (iv) a payment of USD $3,800,000 on the second anniversary of closing which may be paid in cash or common shares at the option of the Company.

Following the acquisition, the Company controls Addicting Games and for accounting purposes the Company is deemed the acquirer. The Addicting Games SPA is accounted for in accordance with IFRS 3 as the operations of Addicting Games constitute a business. As a result, the business combination is accounted for using the acquisition method of accounting and Addicting Games’ identifiable net assets acquired are recognized at their fair value.

The Addicting Games SPA has been accounted for at the fair value of the consideration provided to Addicting Games, consisting of cash, common shares, the deferred payment liabilities and the settlement of a pre-existing relationship, which comprised the investment Enthusiast Gaming Properties Inc. (“Enthusiast Properties”) held in Addicting Games, see Note 7. The Company’s deferred payment liabilities to the former shareholders of Addicting Games and investment held in Addicting Games are carried at fair value.

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$316,920
Trade and other receivables	674,067
Prepaid expenses	41,935
Property and equipment	6,476
Right-of-use assets	410,208
Intangible assets	16,539,000
Goodwill	28,947,665
Accounts payable and accrued liabilities	(411,057)
Contract liabilities	(755,019)
Income tax payable	(290,003)
Current portion of lease contract liabilities	(133,533)
Long-term lease contract liabilities	(284,773)
Other long-term debt	(144,948)
Deferred tax liability	(3,268,434)
$41,648,504

Purchase price
Consideration
Cash (a)	$12,477,901
Fair value of 2,661,164 common shares issued at $5.50 per share (b)	14,636,402
Deferred payment liability (c)	12,328,753
Settlement of pre-existing relationship (d)	2,205,448
$41,648,504

a.	Cash consists of the $12,631,330 (USD $10,090,533) paid less the estimated working capital and other adjustment recoveries of $153,429.

b.	The fair value per share was measured to be $5.50 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The fair value of the deferred payment liability is the present value of the payment of $8,762,600 (USD $7,000,000) due on the first anniversary of closing and the present value of the payment of $4,756,840 (USD $3,800,000) due on the second anniversary of closing, see Note 17.

d.	The settlement of a pre-existing relationship consists of the investment Enthusiast Properties held in Addicting Games with a fair value of $2,115,525 plus interest receivable of $89,923 which is effectively settled on the date of acquisition, see Note 7.

Trade receivables have been reflected at fair value which represent gross contractual amounts receivable. The other long-term debt has been reflected at fair value which represents the fair value of future cash outflows. Goodwill represents intangible assets that cannot be measured directly such as domain names, subscriber relationships and game application and technology development, and synergies expected to be achieved from integrating Addicting Games into the Company’s existing business. Goodwill is not expected to be deductible for tax purposes.

(v)	Outplayed MA

As described in Note 1, on November 22, 2021, the Company, through its wholly-owned subsidiary, Media US, completed the acquisition of Outplayed. Based in Austin, Texas, Outplayed owns the web property U.GG, one of the largest League of Legends fan communities in the world. By combining a rigorous data science approach with a proprietary user centric experience, Outplayed provides actionable, data-driven insights supporting, educating, connecting, and engaging a monthly active user base. Pursuant to the terms of the Outplayed MA, the Company acquired all of the outstanding common shares of Outplayed in exchange for i) a cash payment of USD $7,500,000, subject to working capital and other adjustments, of which USD $7,216,958 was paid on November 23, 2021 (inclusive of estimated working capital and other adjustments), (ii) the issuance of 5,200,000 of common shares of the Company, for which 5,164,223 common shares were issued on December 31, 2021 and 35,770 common shares were issued on February 14, 2022 (Note 29), (iii) a payment of USD $8,500,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, (iv) a payment of USD $8,500,000 on the second anniversary of closing which may be paid in cash or common shares at the option of the Company, (v) a first anniversary earn-out payment of USD $6,000,000 based on the performance of Outplayed, and (vi) a second anniversary earn-out payment of USD $6,000,000 based on the performance of Outplayed.

The earn-out payments, subject to certain conditions, will be paid if certain site traffic based targets are met in the first and second years of operations. The first anniversary earn-out period is for one year from the closing date and the second anniversary earn-out period is for one year from the end of the first anniversary earn-out period. The Company has, at its option, the ability to settle the earn-out payments in common shares. The first anniversary earn-out payment is to be paid no later than 30 days from the completion of the first anniversary earn-out period and the second anniversary earn-out payment is to be paid no later than 30 days from the completion of the second anniversary earn-out period.

Following the acquisition, the Company controls Outplayed and for accounting purposes the Company is deemed the acquirer. The Outplayed MA is accounted for in accordance with IFRS 3 as the operations of Outplayed constitute a business. As a result, the business combination is accounted for using the acquisition method of accounting and Outplayed’s identifiable net assets acquired are recognized at their fair value.

The Outplayed MA has been accounted for at the fair value of the consideration provided to Outplayed, consisting of cash, common shares and the deferred payment liabilities. The Company’s deferred payment liability to the former shareholders of Outplayed are carried at fair value. Management used current and historical operating results, estimates and probabilities of future site traffic to estimate the earn-out payments, see Note 17.

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$1,917,249
Trade and other receivables	2,024,454
Prepaid expenses	31,339
Right-of-use assets	365,184
Intangible assets	32,494,000
Goodwill	37,844,194
Accounts payable and accrued liabilities	(225,978)
Contract liabilities	(32,032)
Current portion of lease contract liabilities	(185,495)
Long-term lease contract liabilities	(204,294)
Deferred tax liability	(6,395,405)
$67,633,216

Purchase price
Consideration
Cash (a)	$10,429,399
Fair value of 5,200,000 common shares issued at $5.07 per share (b)	26,364,000
Deferred payment liability (c)	30,839,817
$67,633,216

a.	Cash consists of the $9,510,000 (USD $7,500,000) cash consideration plus the estimated working capital and other adjustments of $919,399.

b.	The fair value per share was measured to be $5.07 based on the closing price of the Company’s shares on the TSX on the date of acquisition. Pursuant to the round down clause in the Outplayed MA, the total common shares issued were 7 common shares less than 5,200,000 common shares to be issued per the Outplayed MA. As at December 31, 2021, 35,770 consideration common shares in the amount of $181,389 remain to be issued which is included in accounts payable and accrued liabilities. These common shares were issued subsequent to December 31, 2021, see Note 29.

c.	The fair value of the deferred payment liability is the present value of the payment of $10,778,000 (USD $8,500,000) due on the first anniversary of closing, the present value of the payment of $10,778,000 (USD $8,500,000) due on the second anniversary of closing, the present value of the first earn-out payment of $7,608,000 (USD $6,000,000) and the present value of the second earn-out payment of $7,608,000 (USD $6,000,000), see Note 17.

Trade receivables have been reflected at fair value which represent gross contractual amounts receivable. Goodwill represents intangible assets that cannot be measured directly such as brand name, developed technology and subscriber relationships, and synergies expected to be achieved from integrating Outplayed into the Company’s existing business. Goodwill is not expected to be deductible for tax purposes.

(vi)	Omnia SPA

As described in Note 1, on August 30, 2020, the Company completed the acquisition of Omnia from Blue Ant. Based in Los Angeles, California, Omnia is a leading global gaming YouTube platform which creates, manages and operates a multi-channel YouTube network that distributes premium, original content. Pursuant to the terms of the Omnia SPA, the Company acquired all of the outstanding common shares of Omnia from Blue Ant in exchange for (i) a cash payment of $11,000,000, subject to a $500,000 working capital adjustment and holdbacks of which $10,500,000 was paid on the acquisition date, (ii) the issuance of 18,250,000 common shares (the “Share Consideration”) of the Company, which are subject to resale restrictions of: 50% after 180 days; 25% after 270 days; and 25% after 360 days, and (iii) a vendor-take-back loan (“VTB loan”) with a face value of $5,750,000, which bears interest at 9% per annum, compounded annually, and matures 36 months after the acquisition date.

The Company appointed Robb Chase, chief financial officer of Blue Ant, to serve on its Board of Directors pursuant to a nomination rights agreement entered into in connection with the acquisition. The nomination rights agreement entitles Blue Ant to nominate a director to the Board of Directors of the Company until Blue Ant ceases to hold either (i) at least 75% of the Share Consideration or (ii) 10% of the issued and outstanding common shares.

The Omnia SPA has been accounted for at the fair value of the consideration provided to Blue Ant, consisting of cash, common shares and the VTB loan.

The following table summarizes the recognized amounts of assets acquired, liabilities assumed and consideration paid, at the date of acquisition:

Fair Value
Fair Value of identifiable net assets
Cash	$281,125
Trade and other receivables	8,738,169
Prepaid expenses	305,435
Property and equipment	183,086
Right-of-use assets	2,392,984
Intangible assets	25,619,000
Goodwill	22,921,670
Accounts payable and accrued liabilities	(9,278,674)
Current portion of lease contract liabilities	(298,434)
Long-term portion of lease contract liabilities	(2,099,651)
Deferred tax liability	(2,763,914)
$46,000,796

Purchase price
Consideration
Cash (a)	$10,530,888
Fair value of 18,250,000 common shares issued at $1.65 per share (b)	30,112,500
Vendor-take-back loan (c)	5,357,408
$46,000,796

a.	Cash consists of the $10,500,000 paid and the estimated working capital payment of $30,888.

b.	The fair value per share was measured to be $1.65 based on the closing price of the Company’s shares on the TSX on the date of acquisition.

c.	The VTB loan has a principal balance of $5,750,000 and accrues interest at 9% per annum, compounded annually and payable at maturity, the VTB loan matures August 30, 2023. The VTB loan was included in the total purchase price consideration at an initial fair value of $5,357,408 based on the present value of cash flows using an 11.60% discount rate and a maturity date of 36 months.

Trade receivables have been reflected at fair value which represent gross contractual amounts receivable. Goodwill represents intangible assets that cannot be measured directly such as talent management brand, owned and operated content brand, talent contracts, digital content and multi-channel network license, and synergies expected to be achieved from integrating Omnia into the Company’s existing business. Goodwill is not expected to be deductible for tax purposes.

For a pre-existing relationship between the Company and the Mergers and Acquisitions that is not extinguished on the business combination, such a relationship is considered effectively settled as part of the business combination even if it is not legally cancelled. At the acquisition date, it becomes an intercompany relationship and is eliminated upon consolidation.

The Mergers and Acquisitions are consistent with the Company’s targeted acquisition strategy of identifying value-enhancing independent gaming web and video properties that can enhance viewership base, data and analytics platform and pricing optimization strategy.

The Company incurred transaction costs of $1,490,463 (December 31, 2020 - $1,882,081) relating to the Mergers and Acquisitions which is included in the consolidated statement of loss and comprehensive loss.

Since the date of acquisition of Vedatis, revenue of $129,270 and a net loss of $1,293,335 have been included in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2021. Since the date of acquisition of Tabwire, revenue of $176,534 and a net loss of $170,391 have been included in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2021. Since the date of acquisition of GameKnot, revenue of $168,866 and net income of $146,625 have been included in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2021. Since the date of acquisition of Addicting Games, revenue of $2,765,343 and net income of $681,426 have been included in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2021. Since the date of acquisition of Outplayed, revenue of $1,411,255 and net income of $960,160 have been included in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2021. If the Vedatis, Tabwire, GameKnot, Addicting Games, and Outplayed acquisitions had occurred on January 1, 2021, pro-forma revenue and net loss would have been $177,223,858 and $50,708,448 respectively for the year ended December 31, 2021.

Since the date of acquisition of Omnia, revenue of $40,966,601 and net income of $528,664 have been included in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2020. If the Omnia acquisition had occurred on January 1, 2020 pro-forma revenue and net loss would have been $127,805,084 and $27,367,853 respectively for the year ended December 31, 2020.